---------------------------
                                                  OMB APPROVAL
                                                  ---------------------------
                                                  OMB Number:
                                                  Expires:
                                                  Estimated average burden
                                                  hours per response........1
                                                  ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                      ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------

1.    Name and address of issuer:     Henderson Global Funds
                                      737 North Michigan Ave Suite 1700
                                      Chicago, IL 60611

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

                                      Henderson Global Funds

--------------------------------------------------------------------------------

3.    Investment Company Act File Number: 811-10399

      Securities Act File Number:         333-62270

--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed:

                                      December 31, 2008

--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24(f):                              $6,264,970
                                                                     ----------

      (ii)   Aggregate price of securities
             redeemed or repurchased
             during the fiscal year:              $1,099,137
                                                  ----------

      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year
             ending no earlier than
             October 11, 1995 that
             were not previously used
             to reduce registration fees
             payable to the Commission:                   $0
                                                  ----------

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)].                   -       $1,099,137
                                                                     ----------

      (v)    Net sales -- if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                             $5,165,833
                                                                     ----------

--------------------------------------------------------------------------------

      (vi)   Redemption credits available for use in         $0
             future years -- if Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:

--------------------------------------------------------------------------------

      (vii)  Multiplier for determining registration
             fee (See Instruction C.9):                               0.0000558
                                                                     ----------

      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)]  (enter "0" if no
             fee is due):                                  =            $288.25
                                                                     ==========

--------------------------------------------------------------------------------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                    Not applicable

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                    Not applicable

--------------------------------------------------------------------------------

7.    Interest due -- if this Form is being filed more
      than 90 days after the end of the issuer's fiscal
      year (see Instruction D):
                                                           +                 $0
                                                                     ----------

--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                           =            $288.25
                                                                     ==========

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:
                              [X]    Wire Transfer
                              [ ]    Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                      /s/ Troy M. Statczar
                                      ------------------------------------
                                      Troy M. Statczar
                                      Treasurer

Date: March 12, 2009

  *Please print the name and title of the signing officer below the signature.